Balance Sheet Details (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Inventory wrote-off	$ 58,000	$ 50,000
Insurance claim for the replacement cost of the inventory	45,000
Gain on inventory	19,000
Depreciation expense	106,000	98,000
Patent amortization expense	179,000	$ 178,000
Third Party Warehouse Fire [Member]
Inventory wrote-off	$ 26,000